Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 6,799	$ 8,383
Financial Liabilities	136,912	140,773
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10	1,313
Financial Liabilities	18	29
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		1
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	18	28
Quoted (unadjusted) prices- level 1 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	3	1,304
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7	9
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	348	479
Financial Liabilities	6,362	2,365
Observable market inputs - level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,699	1,210
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	507	341
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	125	129
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	31	685
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	5
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	67	89
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	225	340
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	33	36
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	14	9
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,409	2,210
Observable Market Inputs - Level 3 [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 1,409
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 2,210